Document and Entity Information	6 Months Ended
Jun. 30, 2018
Document and Entity Information [Abstract]
Entity Registrant Name	FlexShopper, Inc.
Entity Central Index Key	0001397047
Amendment Flag	true
Amendment Description	AMENDMENT
Trading Symbol	FPAY
Document Type	S-1
Document Period End Date	Jun. 30, 2018
Entity Filer Category	Smaller Reporting Company